Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of the year	¥ 24,215	$ 3,800	¥ 24,215	$ 3,800	¥ 13,112	¥ 1,827
Adoption of ASC 326	¥ 11,358	$ 1,759
Provisions			3,593	564	13,647	11,932
Write-offs			0	0	(2,544)	(647)
Balance at the end of the year			39,166	6,146	24,215	13,112
Accounting Standards Update 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASC 326			¥ 11,358	$ 1,782	¥ 0	¥ 0